Bank Borrowings - (Details)	1 Months Ended			10 Months Ended	14 Months Ended
	Feb. 29, 2016 HKD	Jun. 30, 2014	Dec. 31, 2011 HKD	Oct. 31, 2015	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Non-current					$ 26,830,000			$ 26,768,000
Current					19,957,000			23,077,000
Bank borrowings					$ 46,787,000			$ 49,845,000
Weighted average interest rate					1.52%		1.39%	1.39%
Within 1 year					$ 19,957,000			$ 23,077,000
Between 2 and 5 years					26,830,000			26,768,000
Unsecured credit facilities
Debt Instrument [Line Items]
Aggregate amount of credit facilities	HKD 468,000,000					$ 60,000,000
Term loan
Debt Instrument [Line Items]
Term	18 months	4 years	3 years
Principal amount			HKD 210,000,000						$ 26,923,000
Aggregate amount of credit facilities	HKD 156,000,000					20,000,000
Term loan | HIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.35%	1.35%	1.50%
Revolving loans
Debt Instrument [Line Items]
Current							HKD 180,000,000	23,077,000
Term	12 months
Aggregate amount of credit facilities	HKD 312,000,000					$ 40,000,000
Unused credit facilities					$ 70,000,000			$ 6,923,000
Revolving loans | HIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.30%			1.05%	1.25%